Equity Award Plans - Narrative (Details) - 2017 Equity Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	4,178,991
Stock compensation expense	$ 22.1
Unrecognized compensation expense		$ 1.7